Investments - Mortgage Loan Principal Repayments (Details) - Commercial Real Estate $ in Millions	Dec. 31, 2022 USD ($)
Mortgage Loans on Real Estate [Line Items]
2023	$ 55
2024	152
2025	90
2026	168
2027	203
Thereafter	376
Total	$ 1,044